VIA EDGAR TRANSMISSION

January 8, 2020

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, DC 20549

Re: ARK ETF Trust; SEC File Nos. 333-191019 and 811-22883

To the Commission:

On behalf of ARK ETF Trust (“Trust”), accompanying this letter for electronic filing under Rule 497(e) of the Securities Act of 1933, as amended (“Rule 497(e)”), are interactive data files relating to a supplement filed with the Securities and Exchange Commission on December 20, 2019 under Rule 497(e), to the Summary Prospectuses and Prospectus, each dated November 30, 2019, with respect to each of the following series of the Trust: ARK Genomic Revolution ETF and ARK Autonomous Technology & Robotics ETF.

The purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions regarding this filing, please do not hesitate to contact me at 646-668-4138 or kcarter@ark-invest.com.

Very truly yours,

/s/ Kellen Carter

Kellen Carter

3 EAST 28TH ST. 7TH FLOOR NEW YORK, NY 10016 WWW.ARK-INVEST.COM